Filed under Rule 497(e) and Rule 497(k)
Registration No. 002-83631

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated June 25, 2021 to the Summary Prospectuses and the Prospectuses of the Fund, each dated May 25, 2021, as

supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Ernesto Ramos	2021*	Head of Disciplined Equity, Managing Director

Jason C. Hans	2018*	Director, Portfolio Manager

J.P. Gurnee	2021*	Portfolio Manager

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Management-Investment Subadvisers-BMO Asset Management Corp. (“BMO Asset Management”) is deleted in its entirety and replaced with the following:

Capital Appreciation Fund

BMO Asset Management Corp. (“BMO Asset Management”)

115 S. LaSalle Street, Chicago, Illinois 60603

BMO Asset Management is a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a publicly-held Canadian diversified financial services company. As of February 28, 2021, BMO Asset Management had approximately $51.23 billion in assets under management.

The Capital Appreciation Fund is managed by Ernesto Ramos, Jason C. Hans and J.P. Gurnee. Mr. Ramos joined BMO Asset Management in 2005 where he co-managed the Fund From its inception in 2012 until December 2020 and since June 2021 serves as Head of Disciplined Equity and a Managing Director. Mr. Hans joined BMO Asset Management in 2008 where he currently serves as a Director and Portfolio Manager. Mr. Gurnee joined BMO Asset Management in 2018 where he currently serves as a Portfolio Manager. Each of Messrs. Ramos, Hans and Gurnee is a CFA charterholder.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated June 25, 2021 to the Statement of Additional Information (“SAI”) of the Fund,
dated May 25, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Portfolio Managers—Other Accounts” is revised as follows:

The sub-section entitled “Dividend Value Fund—BlackRock” is deleted in its entirety and replaced with the following:

Other Accounts (As of March 31, 2021)
			Registered Investment Companies			Pooled Investment Vehicles			Other Accounts
Fund	Advisers/ Subadviser	Portfolio Manager	No. of Accounts	Assets ($ millions)		No. of Accounts	Assets ($ millions)		No. of Accounts	Assets ($ millions)
Capital Appreciation Fund	BMO AM	Ernesto Ramos[1] Jason Hans[1] J.P. Gurnee[1]	8 3 4	$ $ $	1,330 994 840	23 10 10	$ $ $	5,638 3,337 3,337	85 55 51	$ $ $	5,112 2,631 2,525

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.